THE LUTHERAN BROTHERHOOD FAMILY OF FUNDS

                        Supplement to Prospectus Dated
                              December 20, 1999
              Relating to Lutheran Brotherhood World Growth Fund


Effective August 8, 2000, the new name of the investment subadviser for Lutheran Brotherhood World Growth Fund is T. Rowe Price International, Inc.


August 8, 2000


           Please include this supplement with your prospectus


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                    THE LUTHERAN BROTHERHOOD FAMILY OF FUNDS

             Supplement to Statement of Additional Information Dated
                               March 1, 2000
             Relating to Lutheran Brotherhood World Growth Fund


Effective August 8, 2000, T. Rowe Price Associates, Inc. ("T. Rowe Price") purchased the 50% interest of Rowe Price-Fleming International, Inc. ("Price-Fleming"), the subadviser to Lutheran Brotherhood World Growth Fund, from Robert Fleming Holdings, Ltd. As a result of that sale, T. Rowe Price became the 100% owner of Price-Fleming and changed the name of Price-Fleming to T. Rowe Price International, Inc. ("T. Rowe Price International"). T. Rowe Price International, Lutheran Brotherhood Research Corp., and The Lutheran Brotherhood Family of Funds have entered into a temporary investment subadvisory agreement effective as of August 8, 2000, by which T. Rowe Price International will continue to serve as investment subadviser for Lutheran Brotherhood World Growth Fund during the period until shareholders of Lutheran Brotherhood World Growth Portfolio consider approval of a new subadvisory agreement with T. Rowe Price International. The scope of services and fees payable to T. Rowe Price International under the temporary investment subadvisory agreement are identical to the existing agreement with Price-Fleming. A special meeting of the shareholders of Lutheran Brotherhood World Growth Fund will be held within 150 days to consider whether to approve the new agreement with T. Rowe Price International.


August 8, 2000


Please include this supplement with your Statement of Additional Information




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